Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2020	2021	2022
PRC statutory income tax rates	(25.0)%	25.0%	25.0%
Permanent book-tax difference	(4.5)%	1.4%	(2.4)%
Share-based compensation	0.2%	3.4%	5.5%
Super deduction of R&D expense	(5.7)%	(2.6)%	(14.0)%
Others	1.0%	0.6%	6.1%
Different tax rates in other jurisdictions	2.0%	(2.2)%	2.0%
Effect of tax holiday	4.4%	(7.8)%	(16.9)%
Change in valuation allowance	23.1%	(14.0)%	12.6%
Total	0.0%	2.4%	20.3%
Effects of tax holidays entitled by the PRC subsidiaries	(9,553)	160,246	103,195
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (RMB cent per share)	(0.41)	6.35	4.03

Schedule of Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2020	2021	2022
Current income tax expense	—	149,152	217,856
Deferred income tax benefits	—	(99,044)	(93,854)
Income tax expense	—	50,108	124,002

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
Deferred tax assets
Tax losses carried forward	102,239	71,668
Write-down of inventories	10,771	108,229
Property, equipment and software	—	34,905
Share-based compensation	—	30,835
Allowance for doubtful accounts	1,314	1,416
Warranty reserve	2,704	967
Subtotal	117,028	248,020
Less: Valuation allowance	(17,984)	(96,610)
Deferred tax assets	99,044	151,410

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2020	2021	2022
Beginning balance	254,039	304,790	17,984
Additions (decreases) during the year	50,751	(286,806)	78,626
Ending balance	304,790	17,984	96,610